Lease Liabilities - Summary of Contractual Cash Flow Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 397,220
Less than 1 Year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	99,570
Between 1 and 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	222,140
More than 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 75,510